Average Annual Total Returns - FidelityValueDiscoveryfund-AMCIZPRO - FidelityValueDiscoveryfund-AMCIZPRO - Fidelity Value Discovery Fund	Feb. 10, 2025
Fidelity Advisor Value Discovery Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	8.43%
Past 5 years	8.13%
Past 10 years	7.63%
Fidelity Advisor Value Discovery Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.13%
Past 5 years	7.02%
Past 10 years	6.72%
Fidelity Advisor Value Discovery Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.94%
Past 5 years	6.29%
Past 10 years	6.02%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%